Expense Example, No Redemption (USD $)	0 Months Ended
Apr. 30, 2013
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO All Asset Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 126
Expense Example, No Redemption, 3 Years	392
Expense Example, No Redemption, 5 Years	678
Expense Example, No Redemption, 10 Years	1,494
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO All Asset All Authority Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	207
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	2,369
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Diversified Income Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Emerging Markets Bond Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Bond Portfolio (Unhedged)) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Diversified Allocation Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,248
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Multi-Asset Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,398
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Multi-Asset Managed Volatility Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	1,511
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO High Yield Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Long-Term U.S. Government Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	213
Expense Example, No Redemption, 5 Years	370
Expense Example, No Redemption, 10 Years	828
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Low Duration Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Money Market Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Real Return Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Short-Term Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Total Return Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Unconstrained Bond Portfolio) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,283
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO All Asset Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	345
Expense Example, No Redemption, 5 Years	598
Expense Example, No Redemption, 10 Years	1,323
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Emerging Markets Bond Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Global Bond Portfolio (Unhedged)) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Global Multi-Asset Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO High Yield Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Long-Term U.S. Government Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	165
Expense Example, No Redemption, 5 Years	288
Expense Example, No Redemption, 10 Years	647
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Low Duration Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Money Market Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	180
Expense Example, No Redemption, 10 Years	406
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Real Return Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Short-Term Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Total Return Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Unconstrained Bond Portfolio) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	731
Expense Example, No Redemption, 10 Years	1,607
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset Portfolio) | Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	485
Expense Example, No Redemption, 5 Years	837
Expense Example, No Redemption, 10 Years	1,829
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset All Authority Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	670
Expense Example, No Redemption, 5 Years	1,149
Expense Example, No Redemption, 10 Years	2,472
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset All Authority Portfolio) | Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	237
Expense Example, No Redemption, 3 Years	730
Expense Example, No Redemption, 5 Years	1,250
Expense Example, No Redemption, 10 Years	2,676
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	1,340
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Emerging Markets Bond Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	1,340
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	106
Expense Example, No Redemption, 3 Years	331
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	1,271
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Bond Portfolio (Unhedged)) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	1,236
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Diversified Allocation Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	1,363
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Multi-Asset Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	1,511
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Multi-Asset Managed Volatility Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,624
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO High Yield Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Long-Term U.S. Government Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	425
Expense Example, No Redemption, 10 Years	948
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Low Duration Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Real Return Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Short-Term Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Total Return Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Unconstrained Bond Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	$ 1,398